UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER 0-31051

CUSIP NUMBER 832682207

(Check One):	☒ Form 10-K	☐ Form 20-F	☐ Form 10-Q	☐ Form 10-D	☐ Form N-SAR

For Period Ended: December 30, 2012
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
Part III, Items 10, 11, 12, 13 and 14

PART I -- REGISTRANT INFORMATION

SMTC Corporation
Full Name of Registrant

Former Name if Applicable

635 Hood Road
Address of Principle Executive Office (Street and Number)

Markham, Ontario, Canada L3R 4N6
City, State and Zip Code

PART II -- RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III--NARRATIVE

State below in reasonable detail why forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant is filing a Form 10-K/A for the year ended December 30, 2012 for the purpose of filing the Part III - Items 10, 11, 12, 13 and 14 information that was incorporated by reference from the Registrant's proxy statement for the 2013 annual meeting in the Registrant's previously filed Annual Report on Form 10-K for the year ended December 30, 2012. The Registrant was unable to complete the preparation of its Form 10-K/A within the prescribed time period because it experienced unforeseen delays in the collection, compilation and formatting of certain data to be included in the Form 10-K/A. The delay in filing could not have been avoided or prevented without unreasonable effort or expense to the Registrant. The Registrant is working diligently to finalize the Form 10-K/A and anticipates filing within the prescribed period allowed by Rule 12b-25.

PART IV--OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Alex Walker (Co-CEO)	905	479-1810
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act o f 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

    ☒ Yes      ☐     No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes    ☒     No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

SMTC Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 30, 2013	By	/s/ Alex Walker, Co- Chief Executive Officer

INSTRUCTION:  The form may be signed by an executive officer or the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.